Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 — PROPERTY AND EQUIPMENT, NET:

	Leasehold improvements	Computers	Furniture and office equipment	R&D equipment	Total
Cost:
Balance as of January 1, 2022	94,805	5,572	30,596	—	130,973
Additions during the year	—	9,725	—	—	9,725
Balance as of December 31, 2022	94,805	15,297	30,596	—	140,698
Additions during the year	—	9,037	677	16,043	25,757
Balance as of December 31, 2023	94,805	24,334	31,273	16,043	166,455

Accumulated depreciation:
Balance as of January 1, 2022	69,213	3,586	8,093	—	80,892
Additions during the year	14,216	1,774	2,505	—	18,495
Balance as of December 31, 2022	83,429	5,360	10,598	—	99,387
Additions during the year	9,490	4,026	2,548	1,023	17,087
Balance as of December 31, 2023	92,919	9,386	13,146	1,023	116,474

Net book value:
As of December 31, 2023	1,886	14,948	18,127	15,020	49,981
As of December 31, 2022	11,376	9,937	19,998	—	41,311